10. Costs and expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Costs and expenses by nature
10.	Costs and expenses by nature
10.1.	Cost of sales
	2020	2019	2018
Raw material, products for resale, materials and third-party services (*)	(12,699)	(20,694)	(26,810)
Depreciation, depletion and amortization	(8,847)	(12,036)	(10,954)
Production taxes	(5,920)	(9,741)	(10,905)
Employee compensation	(1,729)	(3,261)	(3,515)
Total	(29,195)	(45,732)	(52,184)
(*) It Includes short-term leases and inventory turnover.
10.2.	Selling expenses
	2020	2019	2018
Materials, third-party services, freight, rent and other related costs	(4,163)	(3,664)	(3,445)
Depreciation, depletion and amortization	(564)	(549)	(145)
Allowance for expected credit losses	2	(49)	(32)
Employee compensation	(159)	(214)	(205)
Total	(4,884)	(4,476)	(3,827)
10.3.	General and administrative expenses
	2020	2019	2018
Employee compensation	(749)	(1,427)	(1,500)
Materials, third-party services, freight, rent and other related costs	(252)	(539)	(626)
Depreciation, depletion and amortization	(89)	(158)	(113)
Total	(1,090)	(2,124)	(2,239)